Loans from Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Loans from Related Parties [Member]
Loans from Related Parties [Line Items]
Schedule of Loans from Related Parties
	See subsection	December 31
	# below	2024	2023

Loans from related parties in respect of salaries	B	-	43
		-	43